T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
CORPORATE BONDS 6.6%			Trivium Packaging Finance, FRN,
			3M EURIBOR + 3.75%, 3.75%,
Automotive 0.2%			8/15/26 (EUR) (1)	820	908
Panther BF Aggregator 2					8,469
6.25%, 5/15/26 (1)	6,175	6,353
		6,353	Drugs 0.2%
			Bristol-Myers Squibb, FRN,
Banking 0.5%			3M USD LIBOR + 0.38%, 2.072%,
Citizens Bank, FRN,			5/16/22 (1)	7,420	7,451
3M USD LIBOR + 0.72%, 2.424%,					7,451
2/14/22	4,250	4,275
Goldman Sachs Group, FRN,			Financial 0.4%
3M USD LIBOR + 0.78%, 2.557%,
10/31/22	9,935	10,018	Acrisure
JPMorgan Chase, FRN,			8.125%, 2/15/24 (1)	8,128	8,616
3M USD LIBOR + 1.00%, 2.831%,			DAE Funding
1/15/23	4,350	4,411	4.00%, 8/1/20 (1)	6,605	6,632
		18,704			15,248
Broadcasting 1.0%			Food 0.2%
Clear Channel Worldwide Holdings			Kraft Heinz Foods, FRN,
9.25%, 2/15/24 (1)	12,607	13,395	3M USD LIBOR + 0.82%, 2.554%,
iHeartCommunications			8/10/22	6,720	6,688
5.25%, 8/15/27 (1)	2,805	2,910			6,688
iHeartCommunications
6.375%, 5/1/26	6,078	6,519
iHeartCommunications			Health Care 1.7%
8.375%, 5/1/27	9,493	10,299	Avantor
		33,123	6.00%, 10/1/24 (1)	13,240	13,902
			Avantor
Cable Operators 0.6%			9.00%, 10/1/25 (1)	14,428	15,709
			Bausch Health
Charter Communications Operating,			5.75%, 8/15/27 (1)	1,700	1,806
FRN,			Bausch Health
3M USD LIBOR + 1.65%, 3.413%,			7.00%, 3/15/24 (1)	5,875	6,059
2/1/24	8,600	8,881	Becton Dickinson & Company, FRN,
CSC Holdings			3M USD LIBOR + 1.03%, 2.917%,
10.875%, 10/15/25 (1)	4,596	5,044	6/6/22	12,395	12,531
Ypso Finance			RegionalCare Hospital Partners
10.50%, 5/15/27 (1)	4,665	5,353	Holdings
		19,278	8.25%, 5/1/23 (1)	4,300	4,504
			RegionalCare Hospital Partners
			Holdings
Conglomerates 0.1%			11.50%, 5/1/24 (1)	4,015	4,286

General Electric, FRN,					58,797
3M USD LIBOR + 1.00%, 2.831%,
4/15/23	3,450	3,479
			Information Technology 0.4%
		3,479
			Solera
			10.50%, 3/1/24 (1)	13,790	14,583
Container 0.2%
					14,583
Reynolds Group Issuer, FRN,
3M USD LIBOR + 3.50%, 5.331%,
7/15/21 (1)	7,580	7,561

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value			Par/Shares	$ Value
(Amounts in 000s)				(Amounts in 000s)
Metals & Mining 0.1%
Arconic Rolled Products				Automotive 2.2%
6.125%, 2/15/28 (1)	2,255	2,311		IAA, FRN,
Big River Steel				3M USD LIBOR + 2.25%, 3.875%,
7.25%, 9/1/25 (1)	2,540	2,566		6/29/26	5,089	5,064
		4,877		Kar Auction Services, FRN,
				1M USD LIBOR + 2.25%, 3.938%,
				9/19/26	3,788	3,750
Retail 0.2%				Navistar, FRN,
CVS Health, FRN,				3M USD LIBOR + 3.50%, 5.16%,
3M USD LIBOR + 0.72%, 2.605%,				11/6/24	7,132	7,043
3/9/21	7,300	7,327		Panther BF Aggregator 2, FRN,
				3M USD LIBOR + 3.50%, 5.103%,
		7,327		4/30/26	36,130	35,182
				Truck Hero, FRN,
Satellites 0.3%				3M USD LIBOR + 3.75%, 5.353%,
Intelsat Jackson Holdings				4/22/24	3,665	3,603
9.50%, 9/30/22 (1)	9,180	10,396		Truck Hero, FRN,
				3M USD LIBOR + 8.25%, 9.853%,
		10,396		4/21/25 (4)	2,210	2,099
				Wand NewCo 3, FRN,
Services 0.5%				1M USD LIBOR + 3.00%, 4.603%,
				2/5/26	21,842	21,387
ADT Security
6.25%, 10/15/21	4,155	4,337				78,128
Allied Universal Holdco
6.625%, 7/15/26 (1)	5,195	5,448		Broadcasting 5.0%

eG Global Finance				Banijay Group U. S. Holding, FRN,
6.75%, 2/7/25 (1)	5,335	5,262		1M USD LIBOR + 3.75%, 2/4/25
Presidio Holdings			(3)	(4)	4,135	4,063
4.875%, 2/1/27 (1)	835	835		Clear Channel Outdoor Holdings,
		15,882		FRN,
				1M USD LIBOR + 3.50%, 5.103%,
				8/21/26 (3)	36,938	36,430
Total Corporate Bonds				Diamond Sports Group, FRN,
(Cost $227,254)		230,655		1M USD LIBOR + 3.25%, 4.88%,
				8/24/26	4,432	4,033
BANK LOANS 87.9% (2)				iHeartCommunications, FRN,
				1M USD LIBOR + 3.00%, 5/1/26 (3)	16,890	16,552
Aerospace & Defense 1.4%				Lions Gate Capital Holdings, FRN,
				3M USD LIBOR + 2.25%, 3.853%,
AI Convoy Luxembourg, FRN,				3/24/25	8,894	8,627
1M USD LIBOR + 3.50%, 1/20/27 (3)	4,340	4,286
				NEP Group, FRN,
Dynasty Acquisition, FRN,				3M USD LIBOR + 3.25%, 4.853%,
1M USD LIBOR + 3.50%, 5.213%,				10/20/25	3,643	3,376
4/6/26	19,354	18,943
				NEP Group, FRN,
TransDigm, FRN,				3M USD LIBOR + 7.00%, 8.603%,
1M USD LIBOR + 2.25%, 3.853%,				10/19/26	9,495	8,356
12/9/25 (3)	26,606	25,974
				Nexstar Broadcasting, FRN,
		49,203		3M USD LIBOR + 2.25%, 3.853%,
				1/17/24	6,744	6,695
Airlines 0.1%				Nexstar Broadcasting, FRN,
				1M USD LIBOR + 2.75%, 4.405%,
Kestrel Bidco, FRN,				9/18/26	13,456	13,322
3M USD LIBOR + 3.00%, 4.653%,				Sinclair Television Group, FRN,
12/11/26	3,430	3,298		1M USD LIBOR + 2.50%, 4.16%,
		3,298		9/30/26	12,491	12,241

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Terrier Media Buyer, FRN,			Virgin Media Bristol, FRN,
1M USD LIBOR + 4.25%, 6.148%,			1M USD LIBOR + 2.50%, 4.159%,
12/17/26	15,555	15,425	1/31/28	16,860	16,551

Townsquare Media, FRN,					154,043
3M USD LIBOR + 3.00%, 4.603%,
4/1/22	14,805	14,620
Univision Communications, FRN,			Chemicals 2.4%
3M USD LIBOR + 2.75%, 4.353%,			ASP Chromaflo Intermediate
3/15/24	32,614	31,326	Holdings, FRN,
		175,066	3M USD LIBOR + 3.50%, 5.103%,
			11/20/23 (4)	3,524	3,427
			Consolidated Energy Finance, FRN,
Building Products 0.4%			3M USD LIBOR + 2.50%, 4.547%,
Acproducts, FRN,			5/7/25	7,510	7,331
1M USD LIBOR + 6.50%, 8/13/25 (3)	2,240	2,251	Cyanco Intermediate, FRN,
Advanced Drainage Systems, FRN,			3M USD LIBOR + 3.50%, 5.103%,
1M USD LIBOR + 2.25%, 3.938%,			3/16/25	3,808	3,737
7/31/26	3,802	3,778	Element Solutions, FRN,
Quikrete Holdings, FRN,			1M USD LIBOR + 2.00%, 3.603%,
3M USD LIBOR + 2.50%, 4.103%,			1/31/26	7,062	6,930
2/1/27	7,776	7,617	Encapsys, FRN,
			1M USD LIBOR + 3.25%, 4.853%,
		13,646	11/7/24	20,594	20,388
			Gemini HDPE, FRN,
Cable Operators 4.4%			3M USD LIBOR + 2.50%, 4.28%,

Altice Financing, FRN,			8/7/24 (4)	4,934	4,860
3M USD LIBOR + 2.75%, 4.389%,			HB Fuller, FRN,
1/31/26	7,292	7,014	3M USD LIBOR + 2.00%, 3.647%,
Altice Financing, FRN,			10/20/24	3,477	3,425
3M USD LIBOR + 2.75%, 4.412%,			Kraton Polymers, FRN,
7/15/25	7,987	7,702	3M USD LIBOR + 1.50%, 6.25%,
Altice France, FRN,			3/8/25	2,679	2,658
3M USD LIBOR + 2.75%, 4.353%,			Messer Industries USA, FRN,
7/31/25	10,873	10,452	3M USD LIBOR + 2.50%, 4.445%,
Altice France, FRN,			3/2/26	7,191	7,056
3M USD LIBOR + 4.00%, 5.659%,			Minerals Technologies
8/14/26	16,020	15,660	4.75%, 5/7/21 (4)	3,895	3,875
Charter Communications Operating,			PQ, FRN,
FRN,			3M USD LIBOR + 2.25%, 4.027%,
1M USD LIBOR + 1.75%, 3.36%,			2/7/27	5,299	5,203
2/1/27	5,277	5,198	Univar Solutions USA, FRN,
CSC Holdings, FRN,			1M USD LIBOR + 2.00%, 3.603%,
3M USD LIBOR + 2.25%, 3.909%,			7/1/26	1,795	1,771
7/17/25	27,872	27,511	Univar Solutions USA, FRN,
CSC Holdings, FRN,			3M USD LIBOR + 2.25%, 3.853%,
3M USD LIBOR + 2.25%, 3.909%,			7/1/24	13,237	13,016
1/15/26	18,799	18,505			83,677
CSC Holdings, FRN,
1M USD LIBOR + 2.50%, 4.159%,
4/15/27	24,493	24,187	Consumer Products 1.5%
Radiate Holdco, FRN,			ABG Intermediate Holdings 2, FRN,
3M USD LIBOR + 3.00%, 4.603%,			3M USD LIBOR + 3.50%, 5.103%,
2/1/24	14,509	14,191	9/27/24 (3)	15,557	15,246
Telenet Financing, FRN,			Equinox Holdings, FRN,
6M USD LIBOR + 2.00%, 3.659%,			3M USD LIBOR + 3.00%, 4.603%,
4/30/28	7,300	7,072	3/8/24	7,192	7,069

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Equinox Holdings, FRN,			Felix Energy, FRN,
3M USD LIBOR + 7.00%, 8.603%,			3M USD LIBOR + 6.50%, 8.234%,
9/6/24	3,982	3,970	8/9/22 Acquisition Date: 8/9/17 -
Fitness International, FRN,			3/1/19, Cost $14,899 (4)(5)	15,040	14,890
3M USD LIBOR + 3.25%, 4.853%,			Navitas Midstream Midland Basin,
4/18/25	2,772	2,740	FRN,
Kontoor Brands, FRN,			3M USD LIBOR + 4.50%, 6.103%,
3M USD LIBOR + 4.25%, 5.889%,			12/13/24	3,903	3,513
5/15/26 (4)	3,460	3,443	Prairie ECI Acquiror, FRN,
Life Time, FRN,			1M USD LIBOR + 4.75%, 3/11/26 (3)	3,415	3,321
3M USD LIBOR + 2.75%, 4.363%,			Prairie ECI Acquiror, FRN,
6/10/22	7,162	7,047	3M USD LIBOR + 4.75%, 6.695%,
Mascot Bidco, FRN,			3/11/26	12,405	11,986
3M EURIBOR + 4.50%, 4.50%,			Stonepeak Lonestar Holdings, FRN,
3/30/26 (EUR) (3)	9,590	10,216	1M USD LIBOR + 4.50%, 6.336%,
Prestige Brands, FRN,			10/19/26	11,007	10,814
3M USD LIBOR + 2.00%, 3.603%,					109,623
1/26/24	3,596	3,554
		53,285	Entertainment & Leisure 4.1%

			1232743 BC, FRN,
Container 1.2%			1M USD LIBOR + 3.00%, 2/7/27 (3)	5,360	4,976
Berry Global, FRN,			AMC Entertainment Holdings, FRN,
1M USD LIBOR + 2.00%, 3.671%,			3M USD LIBOR + 3.00%, 4.61%,
7/1/26	7,174	7,046	4/22/26	18,836	18,189
Charter NEX U. S. , FRN,			Crown Finance U. S., FRN,
3M USD LIBOR + 3.00%, 4.603%,			1M USD LIBOR + 2.50%, 4.103%,
5/16/24	9,071	8,798	9/30/26 (3)	12,755	11,799
Charter NEX U. S. , FRN,			Formula One Management, FRN,
3M USD LIBOR + 3.50%, 5.103%,			3M USD LIBOR + 2.50%, 4.103%,
5/16/24 (3)	21,430	21,163	2/1/24	14,426	13,921
Reynolds Group Holdings, FRN,			Hoya Midco, FRN,
3M USD LIBOR + 2.75%, 4.353%,			3M USD LIBOR + 3.50%, 5.103%,
2/5/23	5,316	5,257	6/30/24	11,719	11,250

		42,264	Nascar Holdings, FRN,
			3M USD LIBOR + 2.75%, 4.389%,
			10/19/26	6,450	6,408
Energy 3.1%			UFC Holdings, FRN,
BCP Raptor, FRN,			1M USD LIBOR + 3.25%, 4.86%,
3M USD LIBOR + 4.25%, 5.853%,			4/29/26	72,334	71,376
6/24/24	29,465	25,413	WMG Acquisition, FRN,
BCP Raptor II, FRN,			3M USD LIBOR + 2.125%, 3.728%,
3M USD LIBOR + 4.75%, 6.353%,			11/1/23	7,138	7,029
11/3/25	18,643	16,499			144,948
Blackstone CQP Holdco, FRN,
3M USD LIBOR + 3.50%, 5.408%,
9/30/24	5,362	5,240	Financial 7.3%
Buckeye Partners, FRN,			Acrisure, FRN,
1M USD LIBOR + 2.75%, 4.405%,			1M USD LIBOR + 3.50%, 5.207%,
11/1/26	2,840	2,802	2/15/27 (3)	14,159	13,923
Chesapeake Energy, FRN,			Alliant Holdings Intermediate, FRN,
1M USD LIBOR + 8.00%, 9.928%,			3M USD LIBOR + 3.00%, 4.603%,
6/24/24	7,110	6,441	5/9/25	10,624	10,394
Citgo Holding, FRN,			Alliant Holdings Intermediate, FRN,
1M USD LIBOR + 7.00%, 8.603%,			3M USD LIBOR + 3.25%, 4.909%,
8/1/23 (4)	8,703	8,704	5/9/25 (3)	14,610	14,379

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
AmWINS Group, FRN,			Virtus Investment Partners, FRN,
3M USD LIBOR + 2.75%, 4.364%,			3M USD LIBOR + 2.25%, 3.916%,
1/25/24	11,249	11,193	6/3/24	7,118	7,116

Apollo Commercial Real Estate					257,012
Finance, FRN,
3M USD LIBOR + 2.75%, 4.409%,
5/15/26 (4)	5,287	5,234	Food 1.7%
AssuredPartners, FRN,			Atkins Nutritionals Holdings, FRN,
1M USD LIBOR + 3.50%, 5.103%,			1M USD LIBOR + 3.75%, 5.403%,
2/11/27(3)(4)	10,765	10,550
Blackstone Mortgage Trust, FRN,			7/7/24(4)	15,998	15,958
			Bellring Brands, FRN,
1M USD LIBOR + 2.25%, 3.853%,			1M USD LIBOR + 5.00%, 6.603%,
4/23/26	5,905	5,846	10/21/24	13,095	13,160
Citadel Securities, FRN,			Chobani, FRN,
1M USD LIBOR + 2.75%, 4.353%,			3M USD LIBOR + 3.50%, 5.103%,
2/27/26 (3)	13,665	13,529	10/10/23	3,487	3,426
Edelman Financial Center, FRN,			Froneri U.S. , FRN,
3M USD LIBOR + 6.75%, 8.379%,			1M USD LIBOR + 2.25%, 3.853%,
7/20/26	2,380	2,326	1/29/27	12,865	12,640
EIG Management, FRN,			Froneri U.S. , FRN,
3M USD LIBOR + 3.75%, 5.353%,			1M USD LIBOR + 5.75%, 7.353%,
2/24/25	5,694	5,675	1/31/28	2,720	2,713
Fiserv Investment Solutions, FRN,			Hostess Brands, FRN,
1M USD LIBOR + 4.75%, 2/18/27 (3)	9,000	9,028	1M USD LIBOR + 2.25%, 3.979%,
Focus Financial Partners, FRN,			8/3/25	8,369	8,218
1M USD LIBOR + 2.00%, 3.603%,			Upfield USA, FRN,
7/3/24	3,588	3,551	3M USD LIBOR + 3.00%, 4.909%,
HUB International, FRN,			7/2/25	3,605	3,545
3M USD LIBOR + 2.75%, 4.543%,
4/25/25 (3)	41,498	40,279			59,660
HUB International, FRN,
1M USD LIBOR + 4.00%, 5.692%,			Gaming 2.9%
4/25/25	23,575	23,491
Jane Street Group, FRN,			Boyd Gaming, FRN,
1M USD LIBOR + 3.00%, 4.613%,			3M USD LIBOR + 2.25%, 3.829%,
1/31/25	4,125	4,112	9/15/23	4,102	4,043
Nexus Buyer, FRN,			Caesars Resort Collection, FRN,
1M USD LIBOR + 3.75%, 5.421%,			3M USD LIBOR + 2.75%, 4.353%,
11/9/26	5,605	5,540	12/23/24	23,110	22,262
Sedgwick Claims Management			CCM Merger, FRN,
Services, FRN,			3M USD LIBOR + 2.25%, 3.853%,
3M USD LIBOR + 3.25%, 4.853%,			8/6/21	3,549	3,542
12/31/25	16,212	15,807	CEOC, FRN,
Starwood Property Trust, FRN,			3M USD LIBOR + 2.00%, 3.603%,
3M USD LIBOR + 2.50%, 4.103%,			10/7/24	4,719	4,693
7/26/26	8,773	8,707	Eldorado Resorts, FRN,
USI, FRN,			3M USD LIBOR + 2.25%, 3.889%,
3M USD LIBOR + 3.00%, 4.945%,			4/17/24	4,681	4,654
5/16/24 (3)	21,484	20,947	Playtika Holding, FRN,
USI, FRN,			1M USD LIBOR + 6.00%, 7.603%,
1M USD LIBOR + 4.00%, 5.945%,			12/10/24	7,260	7,260
12/2/26 (3)	8,080	8,026	Scientific Games International, FRN,
VFH Parent, FRN,			3M USD LIBOR + 2.75%, 4.366%,
3M USD LIBOR + 3.50%, 5.171%,			8/14/24	16,283	15,764
3/1/26	10,868	10,796	Stars Group Holdings, FRN,
Victory Capital Holdings, FRN,			3M USD LIBOR + 3.50%, 5.445%,
1M USD LIBOR + 2.50%, 4.155%,			7/10/25	12,200	12,159
7/1/26	6,655	6,563

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Station Casinos, FRN,			PetVet Care Centers, FRN,
1M USD LIBOR + 2.25%, 3.86%,			3M USD LIBOR + 6.25%, 2/13/26 (3)	307	305
2/8/27	11,296	11,023	PetVet Care Centers, FRN,
VICI Properties 1, FRN,			3M USD LIBOR + 2.75%, 4.353%,
3M USD LIBOR + 1.75%, 3.379%,			2/14/25	8,993	8,852
12/20/24	14,563	14,271	PetVet Care Centers, FRN,
		99,671	3M USD LIBOR + 3.25%, 4.853%,
			2/14/25 (3)	3,560	3,533
			Phoenix Guarantor, FRN,
Health Care 11.1%			1M USD LIBOR + 3.25%, 4.921%,
Aldevron, FRN,			3/5/26	3,433	3,375
1M USD LIBOR + 4.25%, 6.195%,			RegionalCare Hospital Partners
10/12/26	23,190	23,016	Holdings, FRN,
Avantor Funding, FRN,			3M USD LIBOR + 4.50%, 5.354%,
3M USD LIBOR + 2.25%, 3.853%,			11/16/25 (3)	33,039	32,708
11/21/24	23,394	23,199	SAM Bidco, FRN,
Bausch Health Americas , FRN,			1M USD LIBOR + 3.50%, 5.445%,
3M USD LIBOR + 2.75%, 4.409%,			12/13/24	4,405	4,372
11/27/25	24,960	24,796	Select Medical, FRN,
Bausch Health Americas , FRN,			3M USD LIBOR + 2.50%, 4.58%,
3M USD LIBOR + 3.00%, 4.659%,			3/6/25	8,566	8,480
6/2/25	31,355	31,135	Sunshine Luxembourg VII, FRN,
Elanco Animal Health, FRN,			3M EURIBOR + 3.75%, 3.75%,
1M USD LIBOR + 1.75%, 2/4/27 (3)	9,775	9,661	10/1/26 (EUR)	7,245	7,998
Emerald TopCo, FRN,			Sunshine Luxembourg VII, FRN,
1M USD LIBOR + 3.50%, 5.103%,			1M USD LIBOR + 4.25%, 6.195%,
7/24/26	26,975	26,896	10/1/26	21,360	20,960
Envision Healthcare, FRN,			Versant Health Holdco, FRN,
3M USD LIBOR + 3.75%, 5.353%,			3M USD LIBOR + 3.00%, 4.603%,
10/10/25	12,868	10,320	12/2/24	19,583	19,191
ExamWorks Group, FRN,			Versant Health Holdco, FRN,
3M USD LIBOR + 3.25%, 4.853%,			3M USD LIBOR + 6.75%, 8.36%,
7/27/23	3,566	3,571	12/1/25	15,522	15,522
Gentiva Health Services, FRN,			VVC Holding, FRN,
1M USD LIBOR + 3.25%, 4.875%,			3M USD LIBOR + 4.50%, 6.158%,
7/2/25 (4)	13,135	13,003	2/11/26	5,228	5,163
GoodRx, FRN,					389,525
1M USD LIBOR + 2.75%, 4.353%,
10/10/25	11,037	10,940	Information Technology 10.8%
Jaguar Holding II, FRN,
3M USD LIBOR + 2.50%, 4.103%,			Ancestry. com Operations, FRN,
8/18/22	7,169	7,104	1M USD LIBOR + 3.75%, 5.36%,
LifePoint Health, FRN,			10/19/23	5,707	5,251
1M USD LIBOR + 3.75%, 5.353%,			Applied Systems, FRN,
11/16/25 (3)	4,550	4,505	3M USD LIBOR + 3.25%, 5.195%,
Loire Finco Luxembourg, FRN,			9/19/24	27,044	26,699
1M USD LIBOR + 3.50%, 1/24/27 (3)	36,880	36,573	Applied Systems, FRN,
MED ParentCo, FRN,			3M USD LIBOR + 7.00%, 8.945%,
1M USD LIBOR + 4.25%, 5.639%,			9/19/25	22,706	23,071
8/31/26 (3)(6)	14,127	13,871	AppLovin, FRN,
MED ParentCo, FRN,			3M USD LIBOR + 3.50%, 5.103%,
1M USD LIBOR + 8.25%, 9.853%,			8/15/25	7,183	7,138
8/30/27	5,870	5,788	Boxer Parent, FRN,
National Mentor Holdings , FRN,			3M USD LIBOR + 4.25%, 10/2/25 (3)	7,270	6,971
3M USD LIBOR + 4.00%, 5.61%,			Buzz Merger Sub, FRN,
3/9/26	6,117	6,090	1M USD LIBOR + 2.75%, 4.353%,
NVA Holdings, FRN,			1/29/27 (3)(4)	10,775	10,560
3M USD LIBOR + 2.75%, 9/19/22
(3)(4)	8,630	8,598

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CCC Information Services, FRN,			Vungle, FRN,
1M USD LIBOR + 2.75%, 4.36%,			1M USD LIBOR + 5.50%, 7.103%,
4/29/24 (3)	39,239	38,863	9/30/26	7,227	7,155

Fleet U. S. Bidco, FRN,					376,553
1M USD LIBOR + 3.25%, 5.235%,
10/7/26 (4)	4,898	4,849
Huskies Parent, FRN,			Lodging 0.3%
3M USD LIBOR + 4.00%, 5.777%,			Four Seasons Hotels, FRN,
7/31/26 (4)	3,550	3,523	3M USD LIBOR + 2.00%, 3.603%,
Hyland Software, FRN,			11/30/23	7,144	7,013
3M USD LIBOR + 3.50%, 5.103%,			Marriott Ownership Resorts, FRN,
7/1/24	8,326	8,274	1M USD LIBOR + 1.75%, 3.353%,
Hyland Software, FRN,			8/29/25	3,599	3,596
3M USD LIBOR + 7.00%, 8.603%,
7/7/25 (3)	9,820	9,861			10,609
Infor U. S. , FRN,
3M USD LIBOR + 2.75%, 4.695%,			Manufacturing 2.5%
2/1/22	7,399	7,342
Match Group, FRN,			Apex Tool Group, FRN,
1M USD LIBOR + 1.75%, 3.457%,			3M USD LIBOR + 5.50%, 7.103%,
2/15/27	7,515	7,459	8/1/24	9,443	8,951
MH Sub I, FRN,			Columbus McKinnon, FRN,
3M USD LIBOR + 3.75%, 5.353%,			3M USD LIBOR + 2.50%, 4.445%,
9/13/24	3,506	3,411	1/31/24	2,129	2,129
Microchip Technology, FRN,			CPI Holdco, FRN,
3M USD LIBOR + 2.00%, 3.61%,			1M USD LIBOR + 4.25%, 6.195%,
5/29/25	6,750	6,699	11/4/26 (3)	11,835	11,865
Octavia Holdco, FRN,			Filtration Group, FRN,
3M USD LIBOR + 2.50%, 4.147%,			3M USD LIBOR + 3.00%, 4.603%,
3/20/25	1,675	1,676	3/29/25	12,594	12,490
Refinitiv U.S. Holdings, FRN,			Gardner Denver, FRN,
3M EURIBOR + 3.25%, 3.25%,			3M USD LIBOR + 2.75%, 4.395%,
10/1/25 (EUR)	16,240	17,807	7/30/24	5,245	5,160
Refinitiv U.S. Holdings, FRN,			Ingersoll-Rand Services, FRN,
1M USD LIBOR + 3.25%, 4.853%,			1M USD LIBOR + 1.75%, 2/28/27 (3)	7,850	7,722
10/1/25	72,998	72,785	SRAM, FRN,
S2P Acquisition Borrower, FRN,			3M USD LIBOR + 1.75%, 4.424%,
3M USD LIBOR + 4.00%, 5.603%,			3/15/24	6,585	6,582
8/14/26	6,050	6,000	Thermon Holding, FRN,
Solera, FRN,			3M USD LIBOR + 3.75%, 5.405%,
3M USD LIBOR + 2.75%, 4.363%,			10/30/24	3,143	3,119
3/3/23	30,463	29,905	Vertiv Group, FRN,
SS&C Technologies, Term B3, FRN,			1M USD LIBOR + 3.00%, 3/2/27 (3)	9,865	9,766
3M USD LIBOR + 1.75%, 3.353%,			Vertiv Group, FRN,
4/16/25	21,564	21,258	3M USD LIBOR + 3.00%, 7.75%,
SS&C Technologies, Term B5, FRN,			11/30/23	2,614	2,597
3M USD LIBOR + 1.75%, 3.353%,			Welbilt, FRN,
4/16/25	5,576	5,502	3M USD LIBOR + 2.50%, 4.103%,
TIBCO Software, FRN,			10/23/25	18,022	17,482
1M USD LIBOR + 3.75%, 7/3/26 (3)	8,785	8,675			87,863
TIBCO Software, FRN,
1M USD LIBOR + 7.75%, 2/13/28 (3)	5,105	5,105
Uber Technologies, FRN,			Metals & Mining 2.1%
3M USD LIBOR + 3.50%, 5.103%,			Aleris International, FRN,
7/13/23	14,625	14,467	3M USD LIBOR + 4.75%, 6.353%,
Uber Technologies, FRN,			2/27/23	32,634	32,543
3M USD LIBOR + 4.00%, 5.639%,			Arconic Rolled Products, FRN,
4/4/25	16,361	16,247	1M USD LIBOR + 2.75%, 2/4/27 (3)	8,850	8,739

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Big River Steel, FRN,			Tacala Investment, FRN,
3M USD LIBOR + 5.00%, 6.945%,			1M USD LIBOR + 3.50%, 5.103%,
8/23/23 (3)	9,950	9,931	2/5/27	3,428	3,365
GrafTech Finance, FRN,			Tacala Investment, FRN,
3M USD LIBOR + 3.50%, 5.103%,			1M USD LIBOR + 7.50%, 9.103%,
2/12/25 (4)	7,540	7,182	2/4/28	11,422	11,155
Zekelman Industries, FRN,					43,442
1M USD LIBOR + 2.25%, 3.853%,
1/24/27	14,445	14,138
			Retail 0.6%
		72,533
			Academy, FRN,
			3M USD LIBOR + 4.00%, 5.655%,
Other Telecommunications 1.6%			7/1/22	7,491	5,936
Cologix Holdings, FRN,			BJ's Wholesale Club, FRN,
3M USD LIBOR + 3.00%, 4.603%,			1M USD LIBOR + 2.25%, 3.903%,
3/20/24	7,254	7,097	2/3/24	11,333	11,225
Front Range BidCo, FRN,			Party City Holdings, FRN,
1M USD LIBOR + 3.00%, 2/20/27 (3)	23,715	23,131	3M USD LIBOR + 2.75%, 8/19/22 (3)	4,945	4,500

GTT Communications, FRN,					21,661
3M USD LIBOR + 2.75%, 4.35%,
5/31/25	6,684	5,615
Level 3 Financing, FRN,			Satellites 2.0%
1M USD LIBOR + 1.75%, 3.353%,			Intelsat Jackson Holdings
3/1/27	5,434	5,305	6.625%, 1/2/24	9,999	10,049
Zayo Group, FRN,			Iridium Satellite, FRN,
3M USD LIBOR + 2.25%, 3.853%,			1M USD LIBOR + 3.75%, 5.353%,
1/19/24	14,387	14,375	11/4/26	41,120	41,068
		55,523	Telesat, FRN,
			1M USD LIBOR + 2.75%, 4.36%,
Publishing 0.1%			12/7/26	19,560	19,267
Recorded Books, FRN,					70,384
1M USD LIBOR + 4.25%, 8/31/25
(3)(4)	1,940	1,940	Services 11.8%

		1,940	AlixPartners, FRN,
			3M USD LIBOR + 2.50%, 4.103%,
Real Estate Investment Trust Securities 0.1%			4/4/24 (4)	4,109	4,006
			Ascend Learning, FRN,
Claros Mortgage Trust, FRN,			3M USD LIBOR + 3.00%, 4.603%,
1M USD LIBOR + 3.25%, 4.921%,			7/12/24	41,561	41,250
8/9/26 (4)	4,643	4,597	Brightview Landscapes, FRN,
		4,597	3M USD LIBOR + 2.50%, 4.159%,
			8/15/25	7,157	7,067
			Camelot Finance, FRN,
Restaurants 1.2%			1M USD LIBOR + 3.25%, 4.853%,
1011778 BC ULC, FRN,			10/30/26 (3)	18,285	18,165
1M USD LIBOR + 1.75%, 3.353%,			Ceridian HCM Holding, FRN,
11/19/26	7,702	7,567	3M USD LIBOR + 2.50%, 4.103%,
Golden Nugget, FRN,			4/30/25	28,204	27,781
3M USD LIBOR + 2.50%, 4.12%,			Dun & Bradstreet, FRN,
10/4/23	13,512	13,228	1M USD LIBOR + 4.00%, 2/6/26 (3)	7,060	7,075
K-MAC Holdings, FRN,			EG America, FRN,
3M USD LIBOR + 3.00%, 4.603%,			3M USD LIBOR + 4.00%, 5.961%,
3/14/25	2,718	2,628	2/7/25	6,952	6,746
K-MAC Holdings, FRN,			GFL Environmental, FRN,
3M USD LIBOR + 6.75%, 8.353%,			3M USD LIBOR + 2.00%, 5.298%,
3/16/26	5,654	5,499	5/30/25 (3)	39,702	38,894

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Hertz, FRN,
3M USD LIBOR + 2.75%, 4.36%,			Utilities 2.0%
6/30/23	7,307	7,257
Kronos, FRN,			Al Alpine U. S. Bidco, FRN,
3M USD LIBOR + 3.00%, 4.763%,			1M USD LIBOR + 2.75%, 4.624%,
11/1/23 (3)	59,023	58,488	10/31/25	9,076	8,838
Kronos, FRN,			Brookfield WEC Holdings, FRN,
3M USD LIBOR + 8.25%, 10.013%,			1M USD LIBOR + 3.00%, 4.603%,
11/1/24 (3) (3)	63,790	63,930	8/1/25	15,870	15,566
Merrill Communications, FRN,			Eastern Power, FRN,
1M USD LIBOR + 5.00%, 6.908%,			3M USD LIBOR + 3.75%, 5.353%,
10/5/26 (4)	5,741	5,769	10/2/25	20,601	20,292
Presidio Holdings, FRN,			Pacific Gas & Electric, FRN,
1M USD LIBOR + 3.50%, 5.28%,			3M USD LIBOR + 2.25%, 3.93%,
1/22/27 (4)	3,165	3,117	12/31/20 (4)	15,775	15,775
Prime Security Services Borrower,			Pike, FRN,
FRN,			1M USD LIBOR + 3.25%, 4.86%,
1M USD LIBOR + 3.25%, 4.912%,			7/24/26	9,918	9,817

9/23/26	12,594	12,232			70,288
Project Boost Purchaser, FRN,
1M USD LIBOR + 3.50%, 5.103%,
6/1/26	6,400	6,223	Wireless Communications 3.8%
Renaissance Holdings, FRN,			Asurion, FRN,
3M USD LIBOR + 3.25%, 4.853%,			1M USD LIBOR + 3.00%, 4.603%,
5/30/25	3,593	3,524	8/4/22	17,632	17,448
Renaissance Holdings, FRN,			Asurion, FRN,
3M USD LIBOR + 7.00%, 8.603%,			1M USD LIBOR + 3.00%, 4.603%,
5/29/26	5,005	4,824	11/3/23	25,102	24,830
Sabre GLBL, FRN,			Asurion, FRN,
3M USD LIBOR + 2.00%, 3.603%,			1M USD LIBOR + 3.00%, 4.603%,
2/22/24	3,690	3,521	11/3/24	3,495	3,457
SCS Holdings I, FRN,			Asurion, FRN,
1M USD LIBOR + 3.50%, 5.103%,			3M USD LIBOR + 6.50%, 8.103%,
7/1/26	7,622	7,584	8/4/25	77,575	77,672
Travelport Finance Luxembourg,			Sprint Communications, FRN,
FRN,			1M USD LIBOR + 2.50%, 4.125%,
3M USD LIBOR + 5.00%, 6.945%,			2/2/24	10,886	10,777
5/29/26	15,439	11,714
Ultimate Software Group, FRN,					134,184
3M USD LIBOR + 3.75%, 5.353%,
5/4/26	47,636	47,424
USIC Holdings, FRN,			Total Bank Loans
3M USD LIBOR + 3.25%, 4.854%,			(Cost $3,128,952)		3,080,419
12/8/23	5,732	5,632
VeriFone Systems, FRN,			ASSET-BACKED SECURITIES 0.2%
3M USD LIBOR + 4.00%, 5.695%,
8/20/25	7,815	7,522	Wireless Communications 0.2%
WW International, FRN,			InSite Issuer, Series 2016-1A,
3M USD LIBOR + 4.75%, 6.72%,			Class C
11/29/24	12,696	12,654	6.414%, 11/15/46 (1)	3,330	3,531
		412,399	VB-S1 Issuer, Series 2016-1A,
			Class F
			6.901%, 6/15/46 (1)	1,980	2,031
Transportation 0.2%
					5,562
Genesee & Wyoming, FRN,
1M USD LIBOR + 2.00%, 3.965%,
12/30/26	5,430	5,394	Total Asset-Backed Securities
		5,394	(Cost $5,310)		5,562

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
COMMON STOCKS 0.2%			Health Care 0.3%
Media & Advertising 0.1%			Avantor, Series A, 6.25%, 5/15/22	196	10,967
Clear Channel Outdoor Holdings (7)	1,405	2,908			10,967
		2,908
			Total Convertible Preferred Stocks
Media & Communications 0.1%			(Cost $24,497)		25,273
iHeartMedia, Class A (7)	357	5,393	SHORT-TERM INVESTMENTS 9.7%
		5,393
			Money Market Funds 9.7%
			T. Rowe Price Government Reserve
Total Common Stocks			Fund, 1.59% (9)(10)	339,211	339,211
(Cost $12,897)		8,301			339,211

CONVERTIBLE PREFERRED STOCKS 0.7%			U.S. Treasury Obligations 0.0%
Energy 0.4%			U. S. Treasury Bills,
Targa Resources, Series A, 9.50%,			0.32%, 6/4/20 (11)	750	748
Acquisition Date: 10/30/17 -					748
11/27/19, Cost $14,682 (5)(8)	13	14,306
		14,306
			Total Short-Term Investments
			(Cost $339,959)		339,959
			Total Investments in Securities 105.3%
			(Cost $3,738,869)		$3,690,169
			Other Assets Less Liabilities (5.3)%		(184,926)
			Net Assets 100%		$3,505,243

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $157,452 and represents 4.5% of net assets.
(2)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3)	All or a portion of this loan is unsettled as of February 29, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	Level 3 in fair value hierarchy.
(5)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $29,196 and represents 0.8% of net assets.
(6)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at February 29, 2020, was $1,467 and was valued at $1,452 (0.04% of net assets) .
(7)	Non-income producing
(8)	Perpetual security with no stated maturity date.
(9)	Affiliated Companies
(10)	Seven-day yield
(11)	At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

(Amounts In 000s)
SWAPS (0.0%)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS (0.0%)
Credit Default Swaps, Protection Bought 0.0%
Goldman Sachs, Protection Bought (Relevant Credit: Murphy Oil, 4.00%,
6/1/22), Pay 1.00% Quarterly, Receive Upon credit default, 6/20/23	2,557	6	90	(84)
Total Bilateral Credit Default Swaps, Protection Bought			90	(84)
Total Return Swaps (0.0%)
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid
Leveraged Loans Total Return Index At Maturity, Pay Variable 1.908% (3M
USD LIBOR) Quarterly, 3/20/20	10,960	(227)	—	(227)
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid
Leveraged Loans Total Return Index At Maturity, Pay Variable 1.908% (3M
USD LIBOR) Quarterly, 6/20/20	10,500	(222)	—	(222)
Barclays Bank, Receive Underlying Reference: iBoxx USD Liquid
Leveraged Loans Total Return Index At Maturity, Pay Variable 1.908% (3M
USD LIBOR) Quarterly, 3/20/20	3,600	(100)	—	(100)
Total Bilateral Total Return Swaps			—	(549)

Total Bilateral Swaps			90	(633)

The accompanying notes are an integral part of this Portfolio of Investments.

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
						Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
State Street	5/22/20	USD	34,958	EUR	32,040	$ (587)
Net unrealized gain (loss) on open forward currency
exchange contracts						$ (587)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$4,169+
Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Government Reserve Fund	$233,083	¤	¤	$339,211^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,169 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $339,211.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 236,217	$ —	$ 236,217
Bank Loans	—	2,920,397	160,022	3,080,419
Common Stocks	8,301	—	—	8,301
Convertible Preferred Stocks	—	25,273	—	25,273
Short-Term Investments	339,211	748	—	339,959
Total Securities	347,512	3,182,635	160,022	3,690,169
Swaps	—	6	—	6
Total	$347,512	$ 3,182,641	$ 160,022	$ 3,690,175
Liabilities
Swaps	$—	$ 549	$ —	549
Forward Currency Exchange Contracts	—	587	—	587
Total	$—	$ 1,136	$ —	$ 1,136

[1] Includes Corporate Bonds and Asset-Backed Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled ($1,013,000) for the period ended February 29, 2020.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)			Transfers	Transfers	Ending
	Balance	During	Total	Total	Into	Out of	Balance
	6/1/19	Period	Purchases	Sales	Level 3	Level 3	2/29/20
Investment in Securities
Bank Loans	$198,558	$(216)	$106,619	$(145,879)	$38,651	$(37,711)	$160,022

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments	Market Value	Valuation	Significant	Value or	Weighted	Impact to
in Securities	(000s)	Technique(s) +	Unobservable	Range of	Average of	Valuation
			Input(s)	Input(s)	Input(s) *	from an
Increase in
Input**
Bank Loans	$160,022	Recent comparable	-#	-#	-#	-#
transaction price(s)
		Pricing service	-#	-#	-#	-#

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
*Unobservable inputs were weighted by the relative fair value of the instruments.
**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.